Stockholders' Equity and Members' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	May 24, 2021	Dec. 31, 2016
Class of Stock [Line Items]
Allocated share based compensation expense		$ 744	$ 5,807	$ 4,338	$ 1,330	$ 1,747
Common stock shares authorized							100	407,750
Common stock par or stated value per share							$ 0.01
Common stock shares issued							1
Common Class A [Member]
Class of Stock [Line Items]
Stock issued during period shares for services	363,516
Procceds from issuance of common stock	$ 5,800
Capital contribution from common shares issued	5,500
Allocated share based compensation expense	$ 300